UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3695

Waddell & Reed Advisors New Concepts Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors New Concepts Fund
March 31, 2008

COMMON STOCKS	Shares	Value

Banks – 5.11%
Northern Trust Corporation	640,000	$42,489,600
Signature Bank*	341,000	8,697,205
Synovus Financial Corp.	1,192,000	13,183,520
		64,370,325
Beverages – 1.86%
Brown–Forman Corporation, Class B	353,750	23,425,325

Business Equipment and Services – 5.45%
Akamai Technologies, Inc.*	637,000	17,931,550
Bucyrus International, Inc., Class A	109,000	11,077,670
DealerTrack Holdings, Inc.*	611,000	12,348,310
Stericycle, Inc.*	530,420	27,308,674
		68,666,204
Capital Equipment – 2.58%
Chicago Bridge & Iron Company N.V., NY Shares	224,000	8,789,760
IDEX Corporation	773,175	23,728,741
		32,518,501
Computers –– Micro – 3.79%
Apple Inc. (A)*	214,900	30,842,448
Sun Microsystems, Inc.*	1,093,250	16,967,240
		47,809,688
Computers –– Peripherals – 3.83%
Data Domain, Inc.*	731,250	17,498,812
Electronic Arts Inc.*	385,000	19,211,500
McAfee, Inc.*	350,000	11,581,500
		48,291,812
Cosmetics and Toiletries – 1.18%
Bare Escentuals, Inc.*	637,000	14,918,540

Electronic Components – 7.87%
Broadcom Corporation, Class A*	926,000	17,825,500
MEMC Electronic Materials, Inc.*	160,000	11,344,000
Microchip Technology Incorporated	819,100	26,829,621
NetApp, Inc.*	1,270,900	25,513,318
PMC–Sierra, Inc.*	3,113,000	17,759,665
		99,272,104
Farm Machinery – 1.08%
AGCO Corporation*	228,000	13,652,640

Food and Related – 2.23%
Wm. Wrigley Jr. Company	446,500	28,058,060

Health Care –– Drugs – 3.92%
Allergan, Inc.	596,000	33,608,440
Millennium Pharmaceuticals, Inc.*	1,022,000	15,795,010
		49,403,450
Health Care –– General – 11.96%
DENTSPLY International Inc.	644,500	24,893,812
Henry Schein, Inc.*	646,600	37,085,743
Hologic, Inc.*	531,100	29,523,849
Hospira, Inc.*	207,000	8,853,390
St. Jude Medical, Inc.*	377,000	16,282,630
TomoTherapy Incorporated*	917,500	13,193,650
Zimmer Holdings, Inc.*	269,000	20,944,340
		150,777,414
Hospital Supply and Management– 4.31%
C. R. Bard, Inc.	443,000	42,705,200
Laboratory Corporation of America Holdings*	158,800	11,700,384
		54,405,584
Insurance –– Property and Casualty – 1.43%
AXIS Capital Holdings Limited	530,000	18,009,400

Metal Fabrications – 3.32%
Fastenal Company	911,800	41,837,943

Motor Vehicle Parts – 0.31%
BorgWarner Inc.	91,000	3,915,730

Motor Vehicle – 0.66%
Harley–Davidson, Inc.	223,000	8,362,500

Petroleum –– Domestic – 1.38%
XTO Energy Inc. (A)	280,416	17,346,534

Petroleum –– International – 2.02%
Noble Energy, Inc. (A)	349,800	25,465,440

Petroleum –– Services – 3.28%
BJ Services Company (A)	279,000	7,954,290
Complete Production Services, Inc. (A)*	404,400	9,276,936
National Oilwell Varco, Inc. (A)*	177,000	10,333,260
Smith International, Inc. (A)	214,000	13,745,220
		41,309,706
Publishing – 1.55%
Meredith Corporation	510,000	19,507,500

Restaurants – 2.13%
Chipotle Mexican Grill, Inc., Class A*	74,000	8,393,820
P.F. Chang's China Bistro, Inc.*	650,000	18,499,000
		26,892,820
Retail –– Food Stores – 2.13%
Longs Drug Stores Corporation	205,600	8,729,776
Whole Foods Market, Inc.	549,000	18,108,765
		26,838,541
Retail –– General Merchandise – 1.36%
Saks Incorporated*	1,371,000	17,096,370

Retail –– Specialty Stores – 4.74%
Coldwater Creek Inc.*	1,635,000	8,264,925
J. Crew Group, Inc.*	599,250	26,468,872
Urban Outfitters, Inc.*	800,000	25,060,000
		59,793,797
Security and Commodity Brokers – 4.35%
CME Group Inc.	71,300	33,446,830
TD Ameritrade Holding Corporation*	1,299,000	21,427,005
		54,873,835
Timesharing and Software – 6.32%
eBay Inc.	818,000	24,409,120
Global Payments Inc.	689,000	28,497,040
Paychex, Inc.	783,000	26,837,325
		79,743,485
Trucking and Shipping – 3.52%
C.H. Robinson Worldwide, Inc.	420,200	22,833,668
Expeditors International of Washington, Inc.	478,000	21,560,190
		44,393,858

TOTAL COMMON STOCKS – 93.67%		$1,180,957,106

(Cost: $883,258,529)

	Number of
PUT OPTIONS – 0.03%	Contracts

Lehman Brothers Inc. Custom Energy Basket Collar, May 90, Expires 5–19–08	760,720	$426,003
(Cost: $2,662,520)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Beverages – 1.36%
Anheuser–Busch Companies, Inc.,
2.25%, 4–1–08	$17,164	17,164,000

Capital Equipment – 0.95%
Deere (John) Capital Corporation,
2.28%, 4–3–08	5,000	4,999,367
Illinois Tool Works Inc.,
2.35%, 4–1–08	7,000	7,000,000
		11,999,367
Electrical Equipment – 0.83%
Emerson Electric Co.,
2.25%, 4–14–08	10,000	9,991,875
W.W. Grainger, Inc.,
2.65%, 4–1–08	457	457,000
		10,448,875
Finance Companies – 0.40%
Avon Capital Corp.,
2.53%, 4–21–08	5,000	4,992,972

Food and Related – 0.40%
Kellogg Co.,
2.9%, 4–24–08	5,000	4,990,736

Household – General Products – 0.66%
Procter & Gamble Company (The),
2.2%, 4–14–08	8,400	8,393,327

Motor Vehicles – 0.55%
Harley–Davidson Funding Corp.,
2.2%, 4–29–08	7,000	6,988,022

Retail – Food Stores – 0.40%
Walgreen Co.,
2.32%, 4–4–08	5,000	4,999,033

Utilities – Electric – 0.75%
Detroit Edison Co.,
2.87%, 4–1–08	3,500	3,500,000
Wisconsin Electric Power Co.,
2.47%, 4– 4–08	6,000	5,998,765
		9,498,765

TOTAL SHORT–TERM SECURITIES – 6.30%		$79,475,097

(Cost: $79,475,097)

TOTAL INVESTMENT SECURITIES – 100.00%		$1,260,858,206

(Cost: $965,396,146)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months

(A)Securities serve as cover for the following written call options outstanding as of March 31, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Apple Inc.	580	April/139	$ 339,300	$ 476,760
Lehman Brothers Inc. Custom Energy Basket Collar	760,720	May/110	2,988,108	4,564,320

			$3,327,408	$5,041,080

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors New Concepts Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 29, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2008